CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 49,330	$ 59,675
Receivables	2,125	1,468
Inventories	33,887	32,374
Prepaid expenses and deposits	3,468	3,320
VAT receivable	5,070	22,881
Total current assets	93,880	119,718
Non-current assets
Inventories	2,245	0
Reclamation deposit	1,837	1,750
Exploration and evaluation assets	13,085	12,757
Mineral properties, plant and equipment	597,738	528,487
Total non-current assets	614,905	542,994
Total assets	708,785	662,712
Current liabilities
Accounts payable and accrued liabilities	47,916	46,934
Current portion of long-term debt	36,451	469
Total current liabilities	84,367	47,403
Non-current liabilities
Long-term debt	121,877	154,503
Asset retirement provisions	30,790	25,374
Deferred income tax liability	41,781	19,007
Total non-current liabilities	194,448	198,884
Total liabilities	278,815	246,287
Equity
Share capital	561,441	556,256
Equity reserves	48,326	46,613
Accumulated deficit	(180,367)	(186,444)
Total common shareholders' equity	429,400	416,425
Non-controlling interest	570	0
Total equity	429,970	416,425
Total liabilities and equity	$ 708,785	$ 662,712